Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Common Share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ 105,299	$ 696,231	$ (3,949,660)	$ 9,024,596	$ 10,817,039	$ 3,723,509
Denominator:
Basic and diluted weighted average shares outstanding	4,445,813	28,750,000	9,965,445	28,750,000	28,750,000	23,866,438
Basic and diluted net income (loss) per common stock	$ 0.02	$ 0.02	$ (0.4)	$ 0.31	$ 0.38	$ 0.16
Class B Common Stock [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ 170,236	$ 174,058	$ (2,848,661)	$ 2,256,149	$ 2,704,260	$ 1,101,850
Denominator:
Basic and diluted weighted average shares outstanding	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,025,685
Basic and diluted net income (loss) per common stock	$ 0.02	$ 0.02	$ (0.4)	$ 0.31	$ 0.38	$ 0.16